Bank Premises and Equipment	12 Months Ended
Dec. 31, 2014
Bank Premises and Equipment.
Bank Premises and Equipment

5. Bank Premises and Equipment

        Bank premises and equipment in the accompanying consolidated balance sheets are summarized as follows:

	December 31,
	2014	2013
Building and improvements	$2,672	$2,343
Leasehold improvements	2,942	2,873
Land	5,181	3,609
Furniture, fixtures and equipment	3,732	3,459

	14,527	12,284
Less accumulated depreciation	3,377	2,332

	$11,150	$9,952

        The Company recorded depreciation expense of approximately $1,045, $972, and $764 for the years ended December 31, 2014, 2013 and 2012, respectively.